SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 76,742	$ 47,836
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 23,313	$ 24,986
Maturity	April 2, 2020 - June 27, 2024	April 28, 2019 - April 29, 2026
Bonds [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	6.00%	3.88%
Bonds [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	13.00%	13.00%
Money market instruments [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 53,429	$ 22,850